Share-Based Payments (Details 4) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	€ 167	€ 1,755
RSUs [member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	204	275
Incentive shares [member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	28
Options [member]
IfrsStatementLineItems [Line Items]
Share-based payment (credit)/ expense	€ (65)	€ 1,480